DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 22, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Operating losses, including net losses		$ (261,726)	$ (117,285)	$ (1,009,678)	$ (246,868)	$ (719,380)	$ (277,357)
Accumulated deficit		$ (4,495,788)		$ (4,495,788)		$ (1,356,893)	$ (637,513)
Cash Acquired from Acquisition	$ 2,800,000
Share exchange agreement with Atieva Cayman's
Common stock, par value | $ / shares						$ 0.0001
Exchange ratio						1
Percentage of distribution of wholly owned subsidiaries						100.00%